Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	$ 17,392	$ 18,548	$ 15,961	$ 10,447
Addition of accretable yield due to acquisitions	0	1	3	128
Accretion into interest income	(1,599)	(1,833)	(2,152)	(7,199)
Accretion into noninterest income due to sales	(37)	(151)	(5)	(237)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	2,243	971	1,141	4,213
Changes in expected cash flows that do not affect nonaccretable difference	(209)	(144)	3,600	8,609
Total, end of period	$ 17,790	$ 17,392	$ 18,548	$ 15,961